Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee view the link between the Company’s performance and named executive officer (“NEO”) pay. For additional information about our pay-for-performance philosophy and how we align executive compensation with Company performance, refer to the Compensation Discussion and Analysis beginning on page 27.

Required Tabular Disclosure of Pay Versus Performance

The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid for Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Compensation Discussion and Analysis” section above.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of Initial Fixed $100 Investment Based on:(4)
Year	Summary Compensation Table Total for PEO ($)(1)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Total Shareholder Return ($)	NASDAQ Biotechnology Index Total Shareholder Return ($)	Net Income (Loss) (thousands) ($)(5)	Total Revenue (thousands) ($)(6)
2025	9,300,485	752,390	3,992,054	2,040,765	181.15	124.75	5,863	348,966
2024	9,490,628	22,841,604	2,892,840	5,529,410	205.43	93.49	27,588	285,504
2023	7,068,114	96,764	2,201,163	351,865	116.29	94.03	(11,938)	198,962
2022	3,905,058	9,653,678	1,481,321	2,201,087	168.37	89.90	(87,400)	99,770
2021	4,030,833	7,317,812	1,730,384	3,037,694	139.62	100.02	(80,926)	75,442

(1)	The following individuals are our PEO and other non-PEO NEOs for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	Michael E. Castagna	Christopher B. Prentiss, Dominic Marasco, David B. Thomson, and Stuart A. Tross
2024	Michael E. Castagna	Christopher B. Prentiss, Steven B. Binder, Burkhard Blank, Lauren M. Sabella, and David B. Thomson
2023	Michael E. Castagna	Steven B. Binder, Lauren M. Sabella, David B. Thomson, and Stuart A. Tross
2022	Michael E. Castagna	Steven B. Binder, Alejandro Galindo, Joseph Kocinsky, Sanjay Singh, David B. Thomson, and Stuart A. Tross
2021	Michael E. Castagna	Steven B. Binder, Joseph Kocinsky, David B. Thomson, and Stuart A. Tross

(2)

The dollar amounts reported in column (b) and (d) are the amounts of total compensation reported for Dr. Castagna (our Chief Executive Officer and PEO) and the average total compensation for our non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”

(3)

The dollar amounts reported in column (c) and (e) represent the amount of CAP to Dr. Castagna and the average amount of CAP to our Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for each year to determine the CAP for the year ended December 31, 2025:

	PEO ($)	Average Non-PEO NEOs ($)
Summary Compensation Table Total	9,300,485	3,992,054
Deduct: Grant Date Fair Value of "Stock Awards” Column in the Summary Compensation Table for Applicable FY	(7,689,480)	(3,167,364)
Add: Fair Value at Applicable FY End of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End (7)	8,937,911	2,945,307
Add: Year over Year Change in Fair Value of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End (7)	(7,101,946)	(1,261,480)
Add: Vesting Date Fair Value of Awards Granted during Applicable FY that Vested During Applicable FY	—	—
Add: Vesting Date Fair Value of Awards Granted during Prior FY that Vested During Applicable FY	(2,577,875)	(456,082)
Deduct: Fair Value at Prior Year End of Awards Granted during Prior FY that were Forfeited during Applicable FY	(116,705)	(11,670)
Add: Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
CAP	752,390	2,040,765

(4)

The amounts reflect the cumulative total shareholder return of our common stock (column (f)) and the NASDAQ Biotechnology Index (column (g)) at the end of each fiscal year. In each case, assume an initial investment of $100 on December 31, 2020, and reinvestment of dividends, if any.

(5)	The dollar amounts reported in column (h) represent the net income (loss) as reported in the Company’s audited financial statements for the applicable year.
(6)	As required by Item 402(v) of Regulation S-K, we have determined that Total Revenue is the Company-Selected Measure.
(7)

The fair values of PSUs and stock options vested during the fiscal year or outstanding as of fiscal year end were estimated using the Monte Carlo simulation model and Black-Scholes option valuation model, respectively. The following valuation assumptions used to calculate the fair values of these awards differed materially from the assumptions used to value the awards on their respective grant dates:

Assumptions	PSUs	Stock Options
Term (years)	0.50 — 2.50	0.94 — 1.45
Correlation Coefficient — MannKind	0.16 — 0.26	—
Correlation Coefficient — Peer Average	0.23 — 0.31	—
Correlation Coefficient — Peer Median	0.24 — 0.31	—
Beginning Average Stock Price	$2.95—$5.09	—
Valuation Date Stock Price	$5.67	$5.67
Initial TSR	11.39% — 58.38%	—
Risk-Free Rate	3.45% — 3.56%	—
Volatility — MannKind	46.31% — 59.00%	49.68%
Volatility — Peer Average	67.07% — 74.10%	—
Volatility — Peer Median	61.24% — 73.19%	—
Exercise Price	—	$1.42 — $4.55

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote

Year	PEO	Non-PEO NEOs
2025	Michael E. Castagna	Christopher B. Prentiss, Dominic Marasco, David B. Thomson, and Stuart A. Tross
2024	Michael E. Castagna	Christopher B. Prentiss, Steven B. Binder, Burkhard Blank, Lauren M. Sabella, and David B. Thomson
2023	Michael E. Castagna	Steven B. Binder, Lauren M. Sabella, David B. Thomson, and Stuart A. Tross
2022	Michael E. Castagna	Steven B. Binder, Alejandro Galindo, Joseph Kocinsky, Sanjay Singh, David B. Thomson, and Stuart A. Tross
2021	Michael E. Castagna	Steven B. Binder, Joseph Kocinsky, David B. Thomson, and Stuart A. Tross

PEO Total Compensation Amount	$ 9,300,485	$ 9,490,628	$ 7,068,114	$ 3,905,058	$ 4,030,833
PEO Actually Paid Compensation Amount	752,390	22,841,604	96,764	9,653,678	7,317,812
Non-PEO NEO Average Total Compensation Amount	3,992,054	2,892,840	2,201,163	1,481,321	1,730,384
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,040,765	5,529,410	351,865	2,201,087	3,037,694
Adjustment to Non-PEO NEO Compensation Footnote

	PEO ($)	Average Non-PEO NEOs ($)
Summary Compensation Table Total	9,300,485	3,992,054
Deduct: Grant Date Fair Value of "Stock Awards” Column in the Summary Compensation Table for Applicable FY	(7,689,480)	(3,167,364)
Add: Fair Value at Applicable FY End of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End (7)	8,937,911	2,945,307
Add: Year over Year Change in Fair Value of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End (7)	(7,101,946)	(1,261,480)
Add: Vesting Date Fair Value of Awards Granted during Applicable FY that Vested During Applicable FY	—	—
Add: Vesting Date Fair Value of Awards Granted during Prior FY that Vested During Applicable FY	(2,577,875)	(456,082)
Deduct: Fair Value at Prior Year End of Awards Granted during Prior FY that were Forfeited during Applicable FY	(116,705)	(11,670)
Add: Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
CAP	752,390	2,040,765

Equity Valuation Assumption Difference, Footnote

Assumptions	PSUs	Stock Options
Term (years)	0.50 — 2.50	0.94 — 1.45
Correlation Coefficient — MannKind	0.16 — 0.26	—
Correlation Coefficient — Peer Average	0.23 — 0.31	—
Correlation Coefficient — Peer Median	0.24 — 0.31	—
Beginning Average Stock Price	$2.95—$5.09	—
Valuation Date Stock Price	$5.67	$5.67
Initial TSR	11.39% — 58.38%	—
Risk-Free Rate	3.45% — 3.56%	—
Volatility — MannKind	46.31% — 59.00%	49.68%
Volatility — Peer Average	67.07% — 74.10%	—
Volatility — Peer Median	61.24% — 73.19%	—
Exercise Price	—	$1.42 — $4.55

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The most important financial and non-financial performance measures used by the Company to link CAP to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are set forth below. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation Discussion and Analysis” beginning on page 27.

•
Total revenue;
•
TSR;
•
Deliver manufacturing;
•
Drive endocrinology business; and
•
Advance pipeline opportunities.

Total Shareholder Return Amount	$ 181.15	205.43	116.29	168.37	139.62
Peer Group Total Shareholder Return Amount	124.75	93.49	94.03	89.9	100.02
Net Income (Loss)	$ 5,863,000	$ 27,588,000	$ (11,938,000)	$ (87,400,000)	$ (80,926,000)
Company Selected Measure Amount	348,966,000	285,504,000	198,962,000	99,770,000	75,442,000
PEO Name	Michael E. Castagna	Michael E. Castagna	Michael E. Castagna	Michael E. Castagna	Michael E. Castagna
Additional 402(v) Disclosure

All information provided above under the “Item 402(v) Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Measure:: 1
Pay vs Performance Disclosure
Name	Total revenue;
Measure:: 2
Pay vs Performance Disclosure
Name	TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Deliver manufacturing;
Measure:: 4
Pay vs Performance Disclosure
Name	Drive endocrinology business; and
Measure:: 5
Pay vs Performance Disclosure
Name	Advance pipeline opportunities.
PSUs [Member]
Pay vs Performance Disclosure
Term (years), Minimum	6 months
Term (years), Maximum	2 years 6 months
Correlation Coefficient - MannKind, Minimum	0.16
Correlation Coefficient - MannKind, Maximum	0.26
Correlation Coefficient - Peer Average, Minimum	0.23
Correlation Coefficient - Peer Average, Maximum	0.31
Correlation Coefficient - Peer Median Miminum	0.24
Correlation Coefficient - Peer Median Maximum	0.31
Beginning Average Stock Price, Minimum | $ / shares	$ 2.95
Beginning Average Stock Price, Maximum | $ / shares	5.09
Valuation Date Stock Price | $ / shares	$ 5.67
Initial TSR, Minimum	11.39%
Initial TSR, Maximum	58.38%
Risk-Free Rate, Minimum	3.45%
Risk-Free Rate, Maximum	3.56%
Volatility - MannKind, Minimum	46.31%
Volatility - MannKind, Maximum	59.00%
Volatility - Peer Average, Minimum	67.07%
Volatility - Peer Average, Maximum	74.10%
Volatility - Peer Median, Minimum	61.24%
Volatility - Peer Median, Maximum	73.19%
Stock Options [Member]
Pay vs Performance Disclosure
Term (years), Minimum	11 months 8 days
Term (years), Maximum	1 year 5 months 12 days
Valuation Date Stock Price | $ / shares	$ 5.67
Volatility - MannKind	49.68
Exercise Price, Minimum | $ / shares	$ 1.42
Exercise Price, Maximum | $ / shares	$ 4.55
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,689,480)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,937,911
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,101,946)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,577,875)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(116,705)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,167,364)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,945,307
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,261,480)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(456,082)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,670)